Summary of Significant Accounting Policies (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 CNY (¥) Segment	Dec. 31, 2024 USD ($) Segment	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Nov. 28, 2024 CNY (¥)
Summary of Significant Accounting Policies [Line Items]
Land use rights amortization period	50 years	50 years
Impairment charge recognized					¥ 445
Fixed exchange rate						0.04784
Notional amount (in Yuan Renminbi)						¥ 20,222
Fxed rate						3.15%
Contract liabilities (in Yuan Renminbi)	¥ 3,885		¥ 4,601
Revenue of contract liabilities recognized	3,007	412	3,885
Shipping and handling expenses	5,924	812	5,077		3,389
Advertising costs	¥ 1,539	$ 211	¥ 2,542		¥ 2,578
VAT rate	3.00%		3.00%		3.00%
Percentage of tax benefit	50.00%	50.00%
Percentage of statutory surplus reserve fund after tax profits	10.00%	10.00%
Percentage of aggregated appropriations registered capital	50.00%	50.00%
Percentage of after rax profits	10.00%	10.00%
Number of reportable segment (in Segment) | Segment	1	1
Jilin Economic and Technological Development Zone Economic and Technological Development General Corporation [Member]
Summary of Significant Accounting Policies [Line Items]
Percentage of noncontrolling interests	15.2439%
Jilin Jinqiao Investment Co. Ltd., [Member]
Summary of Significant Accounting Policies [Line Items]
Percentage of noncontrolling interests	0.9146%
Yufeng Liu. [Member]
Summary of Significant Accounting Policies [Line Items]
Percentage of noncontrolling interests	0.0001%
Minimum [Member]
Summary of Significant Accounting Policies [Line Items]
Estimated useful lives of intangible assets	3 years
Maximum [Member]
Summary of Significant Accounting Policies [Line Items]
Estimated useful lives of intangible assets	10 years
Peoples Republic of China [Member]
Summary of Significant Accounting Policies [Line Items]
Percentage of aggregated appropriations registered capital	50.00%	50.00%
Vendor One [Member] | Supplier Concentration Risk [Member] | Accounts Payable [Member]
Summary of Significant Accounting Policies [Line Items]
Percentage of concentration risk	13.70%	13.70%
Vendor One [Member] | Supplier Concentration Risk [Member] | Total Purchases [Member]
Summary of Significant Accounting Policies [Line Items]
Percentage of concentration risk	14.20%	14.20%			25.30%
Vendor Two [Member] | Supplier Concentration Risk [Member] | Total Purchases [Member]
Summary of Significant Accounting Policies [Line Items]
Percentage of concentration risk					12.90%
Client One [Member] | Customer Concentration Risk [Member] | Accounts Receivable [Member]
Summary of Significant Accounting Policies [Line Items]
Percentage of concentration risk	49.00%	49.00%	53.20%	53.20%
Client One [Member] | Customer Concentration Risk [Member] | Revenue Benchmark [Member]
Summary of Significant Accounting Policies [Line Items]
Percentage of concentration risk	44.60%	44.60%	52.10%	52.10%	74.50%
Client Two [Member] | Customer Concentration Risk [Member] | Accounts Receivable [Member]
Summary of Significant Accounting Policies [Line Items]
Percentage of concentration risk			10.80%	10.80%
Client Two [Member] | Customer Concentration Risk [Member] | Revenue Benchmark [Member]
Summary of Significant Accounting Policies [Line Items]
Percentage of concentration risk			15.00%	15.00%
Largest Clients [Member] | Customer Concentration Risk [Member] | Accounts Receivable [Member]
Summary of Significant Accounting Policies [Line Items]
Percentage of concentration risk			53.20%	53.20%
US Dollar [Member]
Summary of Significant Accounting Policies [Line Items]
Convenience translation rate	1
RMB [Member]
Summary of Significant Accounting Policies [Line Items]
Convenience translation rate	7.2993